Leases - Summary of detailed information about lease assets and liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset	$ 17,775,586	$ 23,021,193	$ 27,325,869
Lease liabilities	(29,460,816)	(23,902,091)
Real estate
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset	$ 17,775,586	$ 23,021,193